Commitments - Capital expenditure (Details) £ in Thousands	Mar. 31, 2023 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 6,535
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	5,702
Computer software
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	33
Computer equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	10
Assets under construction
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	711
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 79